Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Charter Bridge Capital Management, L.P.

Address:  	1350 Avenue of the Americas
		Suite 700
		New York, NY 10019


Form 13F File Number:    028-14697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Roeck
Title:	Chief Financial Officer & Chief Operating Officer
Phone:	(212) 484-3800

Signature, Place, and Date of Signing:

/s/ George Roeck		New York, NY		May 15, 2013
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

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Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2013

Form 13F Information Table Entry Total:  	26

Form 13F Information Table Value Total:  	$246,033
						(thousands)

List of Other Included Managers:		None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----


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							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 	Column 				Column	Column	Column
1				2		3		4	5				6	7	8
-------------------		---------	---------	-------	----------------------------	------	-------	---------
NAME				TITLE					SH
OF				OF				VALUE	OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000	AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------	------		------	----	------	-------	---------

ABERCROMBIE & FITCH CO		CL A		002896207	8,151 	176,430 	SH		SOLE	NONE	SOLE
THE ADT CORPORATION		COM		00101J106	10,498 	214500		SH		SOLE	NONE	SOLE
BEST BUY INC			COM		086516101	8,837 	398,947 	SH		SOLE	NONE	SOLE
BOULDER BRANDS INC		COM		101405108	7,336 	816,880 	SH		SOLE	NONE	SOLE
BRUNSWICK CORP			COM		117043109	5,989 	175,000 	SH		SOLE	NONE	SOLE
CABELAS INC			COM		126804301	10,758 	177,000 	SH		SOLE	NONE	SOLE
DIRECTV				COM		25490A309	8,899 	157,200 	SH		SOLE	NONE	SOLE
DISH NETWORK CORP		CL A		25470M109	10,794 	284,800 	SH		SOLE	NONE	SOLE
DOLLAR GEN CORP NEW		COM		256677105	5,417 	107,100 	SH		SOLE	NONE	SOLE
EBAY INC			COM		278642103	13,311 	245,500		SH		SOLE	NONE	SOLE
ECHOSTAR CORP			CL A		278768106	9,807 	251,650 	SH		SOLE	NONE	SOLE
GNC HLDGS INC			COM CL A	36191G107	14,102 	359,000 	SH		SOLE	NONE	SOLE
HERTZ GLOBAL HOLDINGS INC	COM		42805T105	16,842 	756,587 	SH		SOLE	NONE	SOLE
JARDEN CORP			COM		471109108	14,873 	347,100 	SH		SOLE	NONE	SOLE
LIBERTY MEDIA CORP DELAWARE	CL A		531229102	8,195 	73,416 		SH		SOLE	NONE	SOLE
LORAL SPACE & COMMUNICATNS I	COM		543881106	8,714 	140,820 	SH		SOLE	NONE	SOLE
MARRIOTT VACATIONS WRLDWDE C	COM		57164Y107	13,480 	314,136 	SH		SOLE	NONE	SOLE
MASCO CORP			COM		574599106	6,784 	335,000 	SH		SOLE	NONE	SOLE
MICHAEL KORS HLDGS LTD		SHS		G60754101	8,007 	141,000 	SH		SOLE	NONE	SOLE
MONSTER BEVERAGE CORP		COM		611740101	9,269 	194,156 	SH		SOLE	NONE	SOLE
QUIKSILVER INC			COM		74838C106	5,826 	959,811 	SH		SOLE	NONE	SOLE
REALOGY HLDGS CORP		COM		75605Y106	7,099 	145,350 	SH		SOLE	NONE	SOLE
SBA COMMUNICATIONS CORP		COM		78388J106	7,627 	105,900 	SH		SOLE	NONE	SOLE
SIRIUS XM RADIO INC		COM		82967N108	1,423 	462,000 	SH		SOLE	NONE	SOLE
STARBUCKS CORP			COM		855244109	6,949 	122,000		SH		SOLE	NONE	SOLE
ULTA SALON COSMETCS & FRAG I	COM		90384S303	17,046 	210,000		SH		SOLE	NONE	SOLE



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